SCOPE OF CONSOLIDATION - Acquisitions Narrative (Details) € in Millions, $ in Millions				1 Months Ended	7 Months Ended	12 Months Ended
	Nov. 19, 2021 USD ($)	Nov. 18, 2021	Jun. 04, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 19, 2021 EUR (€)	Jun. 04, 2019 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash acquired from acquisition						$ 10	$ 0	$ 3
Condesa
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (in percent)		33.00%
Condesa
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	67.00%								67.00%
Consideration transferred, acquisition-date fair value | €									€ 31
Consideration transferred, net of cash scquired	$ 25
Cash and cash equivalents recognised as of acquisition date	10
Current assets	92
Property, plant and equipment	39
Other non-current assets	10
Gain recognised in bargain purchase transaction	(24)
Revenue of acquiree since acquisition date				$ 13
Income of acquiree since acquisition date				$ 1
Revenue of combined entity as if combination occurred at beginning of period						76,799
Net loss of combined entity as if combination occurred at beginning of period						$ 14,981
Consideration payable	0
Identifiable intangible assets recognised as of acquisition date	$ 0
Münker
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 54							€ 48
Current assets			22
Property, plant and equipment			34		$ 34			34
Other non-current assets			0
Revenue of acquiree since acquisition date					45
Income of acquiree since acquisition date					2
Revenue of combined entity as if combination occurred at beginning of period								70,646
Net loss of combined entity as if combination occurred at beginning of period								2,454
Cash transferred			46							44
Cash acquired from acquisition			3
Consideration payable			5							€ 4
Goodwill recognised as of acquisition date			6
Identifiable intangible assets recognised as of acquisition date			$ 11		11			11
Münker | Goodwill
Disclosure of detailed information about business combination [line items]
Goodwill recognised as of acquisition date					6			6
Münker | Current assets
Disclosure of detailed information about business combination [line items]
Current assets					$ 22			$ 22